Revenue From Contracts With Customers, Contract Liabilities And Remaining Performance Obligations - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue		$ 4,247
Contract with customer purchase consideration	$ 4,000
Non-current contract liabilities		1,000	$ 1,000
Contract with customer agreement term	5 years
Revenue that was included in contract liability balance at beginning of period		455
Major Customer [Member]
Statement [Line Items]
Revenue		$ 3,858
Percentage of entity's revenue		10.00%
Contract with customer purchase consideration		$ 38,236
Contract with customer quarterly payments		797
Contract with customer cumulative cash proceeds received		2,072
Non-current contract liabilities		1,000
Goods Or Services Transferred Over Time [Member]
Statement [Line Items]
Revenue		3,858
Goods Or Services Transferred At Point In Time [Member]
Statement [Line Items]
Revenue		$ 389